Guarantor and Non-Guarantor Supplemental Information (Narrative) (Details)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Percentage of owned domestic subsidiaries which guaranteed senior notes	100.00%